OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

14. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Warranty—non-current	18,943,797	17,933,978
Refundable payment from franchised stores—non-current	5,045,054	1,680,058
Deposits for construction of building—non-current	903,395	1,353,394

Other non-current liabilities	24,892,246	20,967,430